Exhibit 99.5

Data Compare Summary (Total)
Run Date - 8/23/2024 2:56:13 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	291	0.00%	291
State	0	291	0.00%	291
Zip	0	291	0.00%	291
Note Date	0	291	0.00%	291
Original Loan Amount	0	291	0.00%	291
Amortization Term	0	291	0.00%	291
Original Interest Rate	1	291	0.34%	291
Borrower Qualifying FICO	3	291	1.03%	291
Amortization Type	0	291	0.00%	291
Representative FICO	2	291	0.69%	291
Lien Position	0	291	0.00%	291
Occupancy	0	291	0.00%	291
Purpose	0	291	0.00%	291
Contract Sales Price	6	291	2.06%	291
Balloon Flag	0	291	0.00%	291
Original CLTV	3	291	1.03%	291
Original LTV	3	291	1.03%	291
Origination Channel	0	291	0.00%	291
Appraisal Effective Date	0	291	0.00%	291
LTV Valuation Value	1	291	0.34%	291
Investor: Qualifying Total Debt Ratio	12	291	4.12%	291
Initial Rate Lock Date	81	291	27.84%	291
Coborrower Qualifying FICO	1	194	0.52%	291
Total	113	6,596	1.71%	291